Net Loss Per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considers all series of convertible preferred stock issued and outstanding prior to the IPO to be participating securities. Under the two-class method, the net loss attributable to common stockholders is not allocated to the convertible preferred stock as the holders of convertible preferred stock issued and outstanding prior to the IPO do not have a contractual obligation to share in losses.
The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, options to purchase common stock, RSUs, common stock warrants and securities such as convertible preferred stock and convertible preferred stock warrants that were issued and outstanding before the Company’s IPO, are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive. Basic and diluted net loss per common share was the same for each period presented, as the inclusion of all potential common shares outstanding would have been antidilutive. At June 29, 2019 and June 30, 2018, 6,559,565 shares and 5,296,339 shares, respectively, were excluded from the dilution calculation because their inclusion would have been antidilutive.

(in thousands, except share and per share amounts)	Three Months Ended		Six Months Ended
	June 29, 2019	June 30, 2018	June 29, 2019	June 30, 2018
Numerator:
Net loss	$(9,441)	$(7,396)	$(16,090)	$(13,092)
Denominator:
Weighted average common shares outstanding—basic	39,081,359	6,072,319	23,206,203	5,933,806
Dilutive effect of stock equivalents resulting from stock options, RSUs, common stock warrants, preferred stock warrants and convertible preferred stock (as converted)	—	—	—	—
Weighted average common shares outstanding—diluted	39,081,359	6,072,319	23,206,203	5,933,806
Net loss per common share—basic and diluted	$(0.24)	$(1.22)	$(0.69)	$(2.21)

Net Loss Per Share Attributable to Common Stockholders
The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The Company considers all series of convertible preferred stock to be participating securities. Under the two-class method, the net loss attributable to common stockholders is not allocated to the convertible preferred stock as the holders of convertible preferred stock do not have a contractual obligation to share in losses.
The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, convertible preferred stock, options to purchase common stock and warrants to purchase preferred stock are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive. Basic and diluted net loss per common share was the same for each period presented, as the inclusion of all potential common shares outstanding would have been antidilutive.

(in thousands, except share and per share amounts)	Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to common stockholders	$(25,149)	$(30,384)	$(29,886)
Denominator:
Weighted average common shares outstanding-basic	4,566,757	5,457,629	6,287,172
Dilutive effect of stock equivalents resulting from stock options, preferred stock warrants and convertible preferred stock (as converted)	—	—	—
Weighted average common shares outstanding-diluted	4,566,757	5,457,629	6,287,172
Net loss per common share—basic and diluted	$(5.51)	$(5.57)	$(4.75)

The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because the impact of including them would have been antidilutive:

	Year Ended December 31,
	2016	2017	2018
Options to purchase common stock	—	—	—
Convertible preferred stock (as converted)	34,355,941	39,361,211	39,953,983
Preferred stock warrants	160,767	160,767	160,767
Total	34,516,708	39,521,978	40,114,750